Shareholders' capital - Additional Information (Detail) $ / shares in Units, $ / shares in Units, $ in Thousands				1 Months Ended		2 Months Ended	3 Months Ended	12 Months Ended			35 Months Ended
	Mar. 03, 2022	Nov. 08, 2021 USD ($) shares	Nov. 08, 2021 CAD ($) $ / shares shares	Oct. 31, 2019 USD ($) shares	Oct. 31, 2019 CAD ($) $ / shares shares	Mar. 03, 2022 shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) vote right shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CAD ($) $ / shares shares	Nov. 08, 2021 $ / shares	Jul. 17, 2020 $ / shares	May 15, 2020 USD ($)	Oct. 31, 2019 $ / shares
Stockholders Equity Note [Line Items]
Number of entitled votes per common share | vote								1
Number of voting rights per share | right								1
Discount rate on share purchases (percent)								50.00%
Preferred shares | $							$ 184,299,000	$ 184,299,000	$ 184,299,000	$ 184,299,000	$ 184,299,000
Total share-based compensation | $								8,395,000		$ 24,637,000
Unrecognized compensation costs, non-vested awards | $							$ 17,137,000	$ 17,137,000	$ 17,137,000		$ 17,137,000
Unrecognized compensation costs, non-vested options, period of recognition								1 year 8 months 1 day
Company Match, First $5,000 Contributed by Employee
Stockholders Equity Note [Line Items]
Employer matching contribution (percent)								20.00%
Company Match, Employee Contributions $5,001 to $10,000
Stockholders Equity Note [Line Items]
Employer matching contribution (percent)								10.00%
Other Net Losses
Stockholders Equity Note [Line Items]
Total share-based compensation | $								$ 12,639,000
Preferred shares, Series A
Stockholders Equity Note [Line Items]
Shares issued, price per share (USD and CAD per share) | $ / shares												$ 25
Preferred stock issued (in shares)							4,800,000	4,800,000	4,800,000		4,800,000	4,800,000
Preferred shares							$ 100,463,000	$ 100,463,000	$ 100,463,000		$ 100,463,000	$ 116,546
Dividend declared per preferred share (CAD per share) | (per share)									$ 1.2905	$ 1.2905
Preferred dividend rate reset period								5 years
Basis spread on variable rate								2.94%
Preferred shares, Series D
Stockholders Equity Note [Line Items]
Shares issued, price per share (USD and CAD per share) | $ / shares												$ 25
Preferred stock issued (in shares)							4,000,000	4,000,000	4,000,000		4,000,000	4,000,000
Preferred shares							$ 83,836,000	$ 83,836,000	$ 83,836,000		$ 83,836,000	$ 97,259
Dividend declared per preferred share (CAD per share) | (per share)									$ 1.2728	$ 1.2728
Preferred dividend rate reset period								5 years
Basis spread on variable rate								3.28%
Series C Preferred Stock
Stockholders Equity Note [Line Items]
Redeemable preferred stock issued (in shares)							100	100	100		100	100
Retirement Restricted Share Units
Stockholders Equity Note [Line Items]
Awards vested (percent)								100.00%
Share options
Stockholders Equity Note [Line Items]
Total share-based compensation | $								$ 939,000		$ 1,743,000
Percentage of shares reserved under the plan (must not exceed)								8.00%
Bonus Deferral Restricted Stock Units
Stockholders Equity Note [Line Items]
Shares issued during period (in shares)								56,686
ESPP
Stockholders Equity Note [Line Items]
Vesting period of matching contribution shares								1 year
Maximum aggregate number of shares reserved for future issuance (in shares)							4,000,000	4,000,000	4,000,000		4,000,000	4,000,000
Shares issued during period (in shares)								355,096		302,727
Deferred Share Units
Stockholders Equity Note [Line Items]
Maximum aggregate number of shares reserved for future issuance (in shares)							1,000,000	1,000,000	1,000,000		1,000,000	1,000,000
Exercise of share-based awards (in shares)								73,467		84,074
Exercise of share-based awards settled (in shares)								87,582		0
Common shares issued from treasury (in shares)										40,786
DSUs settled for cash value as payment for tax withholding (in shares)										46,796
Shares issued during period (in shares)								530,378		544,493
Common stock, shares issued (in shares)							152,564	152,564	152,564		152,564	152,564
Performance Share Units
Stockholders Equity Note [Line Items]
Maximum aggregate number of shares reserved for future issuance (in shares)							7,000,000	7,000,000	7,000,000		7,000,000	7,000,000
Award vesting period								3 years
ATM Equity Program
Stockholders Equity Note [Line Items]
Number of shares issued pursuant to public offering (in shares)								23,531,465			33,952,827
Cash proceeds from issuance of shares | $								$ 369,495,000			$ 512,163,000
Treasury atock, amount reserved for issuance under the plan | $															$ 500,000
Sale of stock, average price per share (in USD) | (per share)								15.70			$ 15.08
Gross proceeds from sale of stock, net of commissions | $								364,876,000			$ 505,761,000
Sale of stock, other related costs | $								$ 872,000			$ 4,285,000
Treasury Stock, Common
Stockholders Equity Note [Line Items]
Shares issued from treasury to settles RSUs and PSUs (in shares)								70,571
Common shares
Stockholders Equity Note [Line Items]
Discount rate on share purchases under dividend reinvestment plan (percent)								5.00%
Equity other than options settled at cash value for payment of the exercise price and for tax withholdings (in shares)							81,993
Common shares | Subsequent Event
Stockholders Equity Note [Line Items]
Discount rate on share purchases under dividend reinvestment plan (percent)	3.00%
Dividend reinvestment plan shares issued (in shares)						1,625,414
Common shares | Public Stock Offering
Stockholders Equity Note [Line Items]
Number of shares issued pursuant to public offering (in shares)		44,080,000	44,080,000	57,465,500	57,465,500
Shares issued, price per share (USD and CAD per share) | (per share)			$ 800,052		$ 17.10								$ 18.15	$ 14.63		$ 12.60
Cash proceeds from issuance of shares		$ 642,664,000	$ 32,583	$ 723,926,000	$ 982,660
Issuance costs		$ 26,173,000		$ 25,268,000	$ 34,299
Minimum
Stockholders Equity Note [Line Items]
Percentage of outstanding stock to be purchased to acquire discount (or more)								20.00%
Minimum | Performance Share Units
Stockholders Equity Note [Line Items]
Percentage of shares issued on number of PSU grants (percent)								2.50%
Maximum | Performance Share Units
Stockholders Equity Note [Line Items]
Percentage of shares issued on number of PSU grants (percent)								237.00%